Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (469,689)	$ (199,013)	$ (770,176)	$ (327,388)
Adjustments to reconcile net loss to net cash from operating activities:
Allowance for doubtful accounts	11,222
Amortization	54,671		36,056
Amortization of debt and warrant issuance costs	194,775		153,883
Stock-based compensation	17,841	17,841	35,683	7,082
Shares issued for services	6,968	125,837	198,811	141,771
Loss on extinguishment of debt	2,020		21,428	21,299
Changes in net assets and liabilities:
Increase in accounts receivable	(52,756)	1,923	(9,952)	(60,522)
Decrease/(increase) in inventory	11,583	34,210	33,961	(99,701)
Decrease in prepaid expenses and other current assets	(6,469)	(3,543)	(11,115)	(8,848)
(Decrease)/increase in accounts payable	93,130	(100,190)	(125,052)	138,382
Increase/(decrease)/increase in other current liabilities	15,299	5,646	30,237	(7,656)
Decrease in accrued interest	23,295	17,885	51,498	30,017
Cash flows from operating activities	(98,110)	(99,404)	(354,738)	(165,564)
Investing activities:
Capitalized software	(37,119)	(64,991)	(154,571)	(31,700)
Cash flows from investing activities	(37,119)	(64,991)	(154,571)	(31,700)
Financing activities:
Proceeds from sales of common stock		30,000	30,000
Proceeds from convertible notes payable		100,000	850,000	180,000
Proceeds of loan borrowings	128,500	86,000	86,000
Repayments of loan borrowings	(182,954)		(179,178)
Payment of debt issuance costs			(85,000)
Proceeds of related party borrowings				88,016
Cash flows from financing activities	(54,454)	216,000	701,822	268,016
Change in cash	(189,683)	51,605	192,513	70,752
Cash and cash equivalents - beginning of year	286,855	94,342	94,342	23,590
Cash and cash equivalents - end of period	97,172	145,947	286,855	94,342
Supplemental disclosures of cash flow activity:
Cash paid for interest	38,172	21	43,023
Cash paid for income taxes
Non-cash investing and financing activity:
Debt and accrued interest converted to shares of common stock	27,925	326,286
Debt and common stock issued for intangible assets (Note 4)		1,612,500	1,612,500
Amortization	$ 36,056		36,056
Long-term debt and accrued interest converted to shares of preferred stock			426,081
Debt and accrued interest converted to common stock			376,286
Common stock issued for debt issuance costs			30,000
Warrants issued in conjunction with convertible note payable			221,779
Conversion of due to related party to long-term debt				$ 88,016